Segment Information and Sales to Significant Customers - Summary of Long-lived Assets by Geographic Area (Detail) - USD ($) $ in Thousands	Sep. 30, 2016	Sep. 30, 2015
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	$ 331,728	$ 309,320
North America (Mainly United States) [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	72,907	79,693
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	127,318	102,434
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	67,736	59,581
India [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	38,629	34,472
Others [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	$ 25,138	$ 33,140